Share-based Compensation (Valuation Assumptions of Stock Option) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010 year	Dec. 31, 2009 year
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.04%	1.28%	1.18%
Expected term, Minimum	1	1	2
Expected term, Maximum	5	4	4
Volatility rate	69.15%	60.83%	55.95%
Expected dividend yield	0.00%	0.00%	0.00%